Subsequent Events (Details) - Event after reporting period [Member]	Feb. 05, 2024 $ / shares shares
Subsequent Events [Line Items]
Shares issued	60
Combined share	1
Top of range [member]
Subsequent Events [Line Items]
Ordinary shares reduced	93,679,260
Bottom of range [member]
Subsequent Events [Line Items]
Ordinary shares reduced	1,561,309
Ordinary shares [member]
Subsequent Events [Line Items]
Par value (in Dollars per share) | $ / shares	$ 0.01